Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity Risk [line items]
Deposits	$ 3,489,594,021	$ 4,117,045,372
From the non financial government sector	193,802,300	349,398,887
From the financial sector	20,185,431	5,148,961
From the non financial private sector and foreign residents	3,275,606,290	3,762,497,524
Liabilities as fair value through profit or loss	13,825,475	1,638,088
Derivative instruments	2,837,879	7,382
Repo transactions	23,674,256
Other financial institutions	23,674,256
Other financial liabilities	375,500,699	424,696,185
Financing received from the Central Bank of Argentina and other financial institutions	19,821,151	7,697,066
Issued corporate bonds	61,677,150	8,683,385
Subordinated corporate bonds	386,937,258	278,813,804
Total	4,373,867,889	4,838,581,282
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	3,096,512,411	3,695,887,040
From the non financial government sector	182,614,696	335,668,445
From the financial sector	20,185,431	5,148,961
From the non financial private sector and foreign residents	2,893,712,284	3,355,069,634
Liabilities as fair value through profit or loss	13,825,475	1,638,088
Derivative instruments	410,723	5,339
Repo transactions	23,664,841
Other financial institutions	23,664,841
Other financial liabilities	352,503,055	407,237,180
Financing received from the Central Bank of Argentina and other financial institutions	9,258,476	910,500
Total	3,496,174,981	4,105,678,147
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	186,285,623	353,567,988
From the non financial government sector	6,107,881	10,541,024
From the non financial private sector and foreign residents	180,177,742	343,026,964
Derivative instruments	1,405,243	2,043
Repo transactions	8
Other financial institutions	8
Other financial liabilities	1,384,406	1,327,475
Financing received from the Central Bank of Argentina and other financial institutions	3,697,429	1,611,404
Issued corporate bonds	85,286	31,060
Total	192,857,995	356,539,970
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	139,588,945	61,513,880
From the non financial government sector	5,078,026	3,175,414
From the non financial private sector and foreign residents	134,510,919	58,338,466
Derivative instruments	130,385
Repo transactions	2,378
Other financial institutions	2,378
Other financial liabilities	1,685,885	1,205,372
Financing received from the Central Bank of Argentina and other financial institutions	2,484,611	5,035,125
Issued corporate bonds	14,168,145	30,048
Subordinated corporate bonds	10,716,441	7,316,628
Total	168,776,790	75,101,053
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	65,882,129	5,923,453
From the non financial government sector		14,004
From the non financial private sector and foreign residents	65,882,129	5,909,449
Derivative instruments	891,528
Repo transactions	7,029
Other financial institutions	7,029
Other financial liabilities	2,793,312	2,293,536
Financing received from the Central Bank of Argentina and other financial institutions	2,110,822	140,037
Issued corporate bonds	41,843,822	62,120
Subordinated corporate bonds	10,716,441	7,316,628
Total	124,245,083	15,735,774
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	1,310,175	38,288
From the non financial government sector	1,697
From the non financial private sector and foreign residents	1,308,478	38,288
Other financial liabilities	4,399,200	3,816,681
Financing received from the Central Bank of Argentina and other financial institutions	2,207,776
Issued corporate bonds	5,579,897	8,560,157
Subordinated corporate bonds	21,432,883	14,633,254
Total	34,929,931	27,048,380
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	14,738	114,723
From the non financial private sector and foreign residents	14,738	114,723
Other financial liabilities	12,734,841	8,815,941
Financing received from the Central Bank of Argentina and other financial institutions	62,037
Subordinated corporate bonds	344,071,493	249,547,294
Total	$ 356,883,109	$ 258,477,958